Shareholder Report, Line Graph (Details) 74300184800_Putnam Dynamic Asset Allocation Conservative Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 15,691	$ 12,975	$ 12,191	$ 14,494	$ 13,231	$ 12,362	$ 11,839	$ 11,449	$ 10,664	$ 10,000	$ 16,912
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,662	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Conservative Blended Benchmark
Accumulated Value	$ 16,219	$ 13,741	$ 12,821	$ 15,194	$ 13,986	$ 12,836	$ 11,884	$ 11,459	$ 10,818	$ 10,000	$ 17,410